Long-term Debt	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Long-term Debt	LONG-TERM DEBT

($ millions)	2021	2020
Bank debt (1)	331.4	388.2
Senior guaranteed notes	1,638.8	1,871.4
Long-term debt	1,970.2	2,259.6
Long-term debt due within one year	278.1	221.6
Long-term debt due beyond one year	1,692.1	2,038.0
(1)The Company has London Inter-bank Offered Rate ("LIBOR") loans under its bank credit facilities. The US dollar amounts of the LIBOR loans were fixed for purposes of interest and principal repayments. At December 31, 2021, the total notional amount due upon bank debt maturity was $332.3 million (December 31, 2020 - $399.1 million). The Interest Rate Benchmark Reform Phase II amendments, effective January 1, 2021, is not expected to have a financial impact on the Company's results. Upon cessation of LIBOR rates, the Company will transition to alternative benchmark rates.
Bank debt
The Company has combined facilities of $2.30 billion, including a $2.20 billion syndicated unsecured credit facility with eleven banks and a $100.0 million unsecured operating credit facility with one Canadian chartered bank. The current maturity dates of the facilities is November 26, 2025. Both of these facilities constitute revolving credit facilities and are extendible annually.
The credit facilities bear interest at the applicable market rate plus a margin based on a sliding scale ratio of the Company's senior debt to earnings before interest, taxes, depletion, depreciation, amortization, impairment and impairment reversals, adjusted for payments on lease liability and certain non-cash items including unrealized derivatives, translation of US dollar long-term debt, equity-settled share-based compensation expense and accretion and financing expense ("adjusted EBITDA").
The credit facilities and senior guaranteed notes have covenants which restrict the Company's ratio of senior debt to adjusted EBITDA to a maximum of 3.5:1.0, the ratio of total debt to adjusted EBITDA to a maximum of 4.0:1.0 and the ratio of senior debt to capital, adjusted for certain non-cash items as noted above, to a maximum of 0.55:1.0. The Company was in compliance with all debt covenants at December 31, 2021.
The Company had letters of credit in the amount of $1.0 million outstanding at December 31, 2021 (December 31, 2020 - $10.4 million).
Senior guaranteed notes
At December 31, 2021, the Company has senior guaranteed notes of US$1.12 billion and Cdn$220.0 million outstanding. The notes are unsecured and rank pari passu with the Company's bank credit facilities and carry a bullet repayment on maturity. The senior guaranteed notes have financial covenants similar to those of the combined credit facilities described above. The Company's senior guaranteed notes are detailed below:

Principal ($ millions)	Coupon Rate	Hedged Equivalent (1) (Cdn$ millions)	Interest Payment Dates	Maturity Date	Financial statement carrying value
					2021	2020
Cdn$50.0	5.53%	—	October 14 and April 14	April 14, 2021	—	50.0
US$82.0	5.13%	—	October 14 and April 14	April 14, 2021	—	104.6
US$52.5	3.29%	—	December 20 and June 20	June 20, 2021	—	67.0
Cdn$25.0	4.76%	25.0	November 22 and May 22	May 22, 2022	25.0	25.0
US$200.0	4.00%	199.1	November 22 and May 22	May 22, 2022	253.1	255.1
US$61.5	4.12%	80.3	October 11 and April 11	April 11, 2023	77.8	78.4
Cdn$80.0	3.58%	80.0	October 11 and April 11	April 11, 2023	80.0	80.0
Cdn$10.0	4.11%	10.0	December 12 and June 12	June 12, 2023	10.0	10.0
US$270.0	3.78%	274.7	December 12 and June 12	June 12, 2023	341.7	344.4
Cdn$40.0	3.85%	40.0	December 20 and June 20	June 20, 2024	40.0	40.0
US$257.5	3.75%	276.4	December 20 and June 20	June 20, 2024	325.9	328.4
US$82.0	4.30%	107.0	October 11 and April 11	April 11, 2025	103.8	104.6
Cdn$65.0	3.94%	65.0	October 22 and April 22	April 22, 2025	65.0	65.0
US$230.0	4.08%	291.1	October 22 and April 22	April 22, 2025	291.1	293.4
US$20.0	4.18%	25.3	October 22 and April 22	April 22, 2027	25.4	25.5
Senior guaranteed notes		1,473.9			1,638.8	1,871.4
Senior guaranteed notes due within one year					278.1	221.6
Senior guaranteed notes due beyond one year					1,360.7	1,649.8
(1)Includes underlying derivatives which manage the Company's foreign exchange exposure on its US dollar senior guaranteed notes. The Company considers this to be the economic amount due at maturity instead of the financial statement carrying amount.
Concurrent with the issuance of US$1.09 billion senior guaranteed notes, the Company entered into CCS to manage the Company's foreign exchange risk. The CCS fix the US dollar amount of the individual tranches of notes for purposes of interest and principal repayments at a notional amount of $1.22 billion. Concurrent with the issuance of US$30.0 million senior guaranteed notes, the Company entered a foreign exchange swap which fixed the principal repayment at a notional amount of $32.2 million. See Note 25 - “Financial Instruments and Derivatives” for additional information.